Bank Loans, Current and Non Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bank Loans, Current and Non Current [Line Items]
Borrowed amount	$ 7,652	$ 12,507	$ 4,660
Maturity date	August 2025 through April 2026.	August 2024 through June 2025	February 2024 through May 2024
Repayment debt	$ 12,522	$ 6,949	$ 4,802
Interest expense	$ 366	$ 372	$ 271
Weighted average interest rate	4.90%	5.78%	6.69%
Other Long-Term Debt			$ 1,412
Maturity date			September 2026
Short-Term Debt [Member]
Bank Loans, Current and Non Current [Line Items]
Interest rates			3.95%
Minimum [Member] | Short-Term Debt [Member]
Bank Loans, Current and Non Current [Line Items]
Interest rates	3.20%	3.10%	4.50%
Maximum [Member] | Short-Term Debt [Member]
Bank Loans, Current and Non Current [Line Items]
Interest rates	4.75%	5.50%	6.00%